Earnings Per Share - Narrative (Details) - Subsequent Event	Jul. 19, 2021 $ / shares shares
Schedule of Investments [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Spinoff transaction, conversion ratio	1
SolarWinds Holdings, Inc.
Schedule of Investments [Line Items]
Stock issued during period distributed for spinoff (in shares) | shares	158,124,341
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Common stock outstanding after distribution due to spinoff (in shares) | shares	316,248,682
Spinoff transaction, conversion ratio	2